Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Parties
Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of DT
Jinlong Huang	A spouse of legal representative of HSW

Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of DT
Jinlong Huang	A spouse of legal representative of HSW

Schedule of Related Parties Transactions

The Company had the following related party balances as of September 30, 2020 and March 31, 2020:

Related party borrowings	September 30, 2020	March 31, 2020
Zhida Hong	$5,327,512	$5,043,489
Bihua Yang	167,095	-
Zhongpeng Chen	167,262	160,427
Dewu Huang	135,630	81,287
Jinlong Huang	162,084	144,237
	$5,959,583	$5,429,440

The Company had the following related party debt at the end of the years:

Related party debt	2020	2019
Zhida Hong	$5,043,489	$3,989,382
Zhongpeng Chen	160,427	169,235
Dewu Huang	81,287	-
Jinlong Huang	144,237	45,513
	$5,429,440	$4,204,130